Senior Unsecured Notes and Secured Debt (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2010 Senior Unsecured Notes [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] USD ($)	Dec. 31, 2012 Canadian Term Loan [Member] USD ($)	Dec. 31, 2012 Canadian Term Loan [Member] CAD
Principal payments due on debt obligations
2013	$ 410,034,000			$ 300,000,000		$ 110,034,000
2014	204,783,000			0		204,783,000
2015	725,540,000			501,054,000		224,486,000
2016	1,028,730,000			700,000,000		328,730,000
2017	770,943,000			450,000,000		320,943,000
Thereafter	5,317,013,000			4,194,403,000		1,122,610,000
Totals	8,457,043,000			6,145,457,000		2,311,586,000
Senior Unsecured Notes Issued [Abstract]
Rate on unsecured notes issued							0.0267	0.0267
Senior Unsecured Convertible Notes Issued [Abstract]
Convertible Debt Issued Amount		494,403,000
Interest rate on convertible debt issued		3.00%
Proceeds from issuance of senior unsecured convertible notes		486,084,000
Conversion rate of senior unsecured convertible notes		19.5064
Conversion price of senior unsecured convertible notes		$ 51.27
Equity component of convertible debt, reacquire	3,275,000	(9,689,000)			29,925,000
Senior Unsecured Notes and Secured Debt Textual [Abstract]
Notes, annual stated interest rates, Minimum				2.25%		1.00%
Notes, annual stated interest rates, Maximum				6.50%		10.00%
Secured debt	2,336,196,000		2,112,649,000
Carrying values of properties securing the debt	3,953,516,000
Unsecured debt	$ 6,114,151,000		$ 4,434,107,000				$ 251,054,000	250,000,000
Margin Over Libor	1.35%						1.45%	1.45%